                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
   (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                      COUPON        MATURITY
THOUSANDS                                                                       RATE           DATE                VALUE
---------                                                                       ----           ----                -----

            TAX-EXEMPT MUNICIPAL BONDS (137.1%)
            General Obligation (9.5%)
   $3,000   California, Various Purpose dtd 05/01/03                             5.00%       02/01/32           $3,118,920
    4,000   Honolulu City & County, Hawaii, ROLS RRII R 237-1 (MBIA)            8.046[+/+]   03/01/24            4,736,200
    3,600   Chicago Park District, Illinois, Harbor Ser A (Ambac)                5.00        01/01/27            3,789,072
    1,000   New York City, New York, 2005 Ser G                                  5.00        12/01/23            1,050,570
            Pennsylvania,
    1,000       RITES PA - 1112 A (MBIA)                                        6.997[+/+]   01/01/18            1,150,250
    1,000       RITES PA - 1112 B (MBIA)                                        6.997[+/+]   01/01/19            1,188,390
    2,000   Charleston County School District, South Carolina, Ser 2004 A        5.00        02/01/22            2,130,380
    5,000   Metropolitan Government of Nashville & Davidson County,             5.125        05/15/25            5,172,400
    -----   Tennessee, Refg Ser 1997                                                                             ---------
   20,600                                                                                                       22,336,182
   ------                                                                                                       ----------

            Educational Facilities Revenue (4.5%)
    4,000   Los Angeles, Community College District, California,
            2003 Ser B (FSA)                                                     5.00        08/01/27            4,208,720
    2,000   New Jersey Educational Facilities Authority, Montclair State         5.00        07/01/34            2,112,640
            University Ser 2003 L (MBIA)
    4,000   North Carolina Capital Facilities Finance Agency, Duke University    5.00        10/01/41            4,193,200
    -----   Ser A                                                                                                ---------
   10,000                                                                                                       10,514,560
   ------                                                                                                       ----------

            Electric Revenue (14.6%)
    3,890   Salt River Project Agricultural Improvement & Power District,        5.00        01/01/22            4,132,931
            Arizona, 2002 Ser B
    5,000   California Department of Water Resources, Power Supply              5.375        05/01/17            5,485,000
            Ser 2002 A (XLCA)
    2,000   Orlando Utilities Commission, Florida, Ser 2001 A                    5.25        10/01/19            2,192,600
    2,500   Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA)               5.00        09/01/28            2,650,700
    5,000   Nebraska Public Power District, 2003 Ser A (Ambac)                   5.00        01/01/35            5,237,850
    2,000   North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA)    5.25        01/01/20            2,175,180
    1,500   Puerto Rico Electric Power Authority, Ser NN                        5.125        07/01/29            1,588,590
    4,000   South Carolina Public Service Authority, Ser 2003 A (Ambac)          5.00        01/01/27            4,212,240
    2,000   San Antonio, Texas, Electric & Gas Ser 2005                          5.00        02/01/25            2,113,880
    2,500   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                   5.00        07/01/21            2,667,875
    1,755   Grant County Public Utility District #2, Washington, Wanapum         5.00        01/01/34            1,841,662
    -----   Hydroelectric 2005 Ser A (FGIC)                                                                      ---------
   32,145                                                                                                       34,298,508
   ------                                                                                                       ----------

            Hospital Revenue (15.9%)
    5,000   Colorado Health Facilities Authority, Catholic Health Initiatives    5.25        09/01/24            5,228,750
            Ser 2001 A
      795   Maine Health & Higher Educational Facilities Authority,              5.50        07/01/18              804,516
            Ser 1993 D (FSA)
            Maryland Health & Higher Educational Facilities Authority,
    2,500       Medstar Health Refg Ser 2004                                    5.375        08/15/24            2,617,475
    2,000       University of Maryland Medical Ser 2001                          5.25        07/01/34            2,067,060
    4,000   Missouri Health & Educational Facilities Authority,                  5.25        05/15/14            4,372,040
            Barnes-Jewish/Christian Health Ser 1993 A
    5,000   Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A                   6.00        01/01/32            5,535,300
    5,000   South Carolina Jobs - Economic Development Authority, Palmetto      6.875        08/01/27            5,740,150
            Health Alliance Refg Ser 2003 C
   10,000   Fairfax County Industrial Development Authority, Virginia, Inova     5.25        08/15/19           11,054,800
   ------   Health Refg Ser 1993 A                                                                              ----------
   34,295                                                                                                       37,420,091
   ------                                                                                                       ----------

            Industrial Development/Pollution Control Revenue (15.8%)
    2,000   Golden State, California, Tobacco Securitization Corporation         5.00        06/01/38            2,098,960
            Ser 2005 A (FGIC) (WI)
  110,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc      5.45        11/01/23           10,048,900
            Ser 1993 (AMT) (MBIA)
    4,000   Calvert County, Maryland, Baltimore Gas & Electric Co Refg           5.55        07/15/14            4,092,360
            Ser 1993
    2,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)      7.70        03/01/32            2,374,780
    3,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B       5.75        05/01/30            3,217,470
            (AMT) (Mandatory Tender 11/01/11)
    5,000   Marshall County, West Virginia, Ohio Power Co Ser B (MBIA)           5.45        07/01/14            5,054,000
   10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A       6.90        02/01/13           10,131,700
   ------                                                                                                       ----------
   36,000                                                                                                       37,018,170
   ------                                                                                                       ----------

            Mortgage Revenue - Multi-Family (5.3%)
   12,340   Wisconsin Housing & Economic Development Authority, 1993 Ser         5.55        11/01/15           12,366,284
   ------                                                                                                       ----------

            Mortgage Revenue - Single Family (1.6%)
    3,590   Alaska Housing Finance Corporation, 1997 Ser A (MBIA)                6.00        06/01/27            3,775,244
    -----                                                                                                        ---------

            Public Facilities Revenue (8.8%)
    2,000   Jefferson County, Alabama, School Ser 2004 A                         5.50        01/01/22            2,181,280
    1,500   Arizona School Facilities Board, School Improvement Ser 2002         5.25        07/01/20            1,638,885
    5,000   California Public Works Board, Mental Health 2004 Ser A              5.00        06/01/24            5,234,200
    1,995   Miami-Dade County, Florida, Ser 2005 A (MBIA)                        0.00 ++     10/01/30            1,374,774
    3,000   Miami-Dade County School Board, Florida, 2003 Ser D (FGIC)           5.00        08/01/29            3,144,060
    3,300   Newark Housing Authority, New Jersey, Port Authority-Port Newark     5.00        01/01/34            3,455,727
            Marine Terminal Ser 2004 (MBIA)
    3,000   Pennsylvania Public School Building Authority, Philadelphia School   5.00        06/01/33            3,135,270
            District Ser 2003 (FSA)
      500   Laredo ISD Public Facilities Corporation, Texas, 2004                5.00        08/01/29              515,815
      ---   Ser A (Ambac)                                                                                          -------
   20,295                                                                                                       20,680,011
   ------                                                                                                       ----------

            Recreational Facilities Revenue  (2.2%)
    8,480   Metropolitan Pier & Exposition Authority, Illinois,                  0.00 +++    06/15/26            5,148,632
    -----   McCormick Place Ser 2002 A (MBIA)                                                                    ---------

            Resource Recovery Revenue  (1.4%)
    3,000   Northeast Maryland Waste Disposal Authority, Montgomery County       5.50        04/01/16            3,264,630
    -----   Ser 2003 (AMT) (Ambac)                                                                               ---------

            Tax Allocation Revenue  (1.4%)
    3,040   Milpitas Redevelopment Agency, California, Area # 1 Ser 2003         5.00        09/01/22            3,202,032
    -----   (MBIA)                                                                                               ---------

            Transportation Facilities Revenue (23.4%)
            Arizona Transportation Board,
    1,000       Ser 2003                                                         5.00        07/01/21            1,067,150
    1,000       Ser 2003                                                         5.00        07/01/22            1,063,800
    3,150   Orange County Transportation Authority, California, Toll Road Refg   5.00        08/15/18            3,405,528
            Ser 2003 A (Ambac)
    5,000   Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT)     6.00        10/01/24            5,549,250
            (FGIC)
    5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                           5.00        01/01/33            5,251,250
            Georgia State Road & Tollway Authority,
    2,000       Ser 2001                                                        5.375        03/01/17            2,205,900
    2,000       Ser 2004                                                         5.00        10/01/22            2,141,300
    3,000       Ser 2004                                                         5.00        10/01/23            3,204,420
    3,000   Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)                       6.625        07/01/18            3,399,870
    3,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A    5.375        01/01/32            3,154,110
            (AMT) (Ambac)
    3,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)      5.50        01/01/15            3,401,940

    4,000   Missouri Highways & Transportation Commission, Ser A 2001           5.125        02/01/18            4,320,880
    3,000   Clark County, Nevada, Airport SubLien Ser 2004 A (AMT) (FGIC)        5.50        07/01/20            3,286,440
    5,000   Metropolitan Transportation Authority, New York, Transportation      5.25        11/15/22            5,500,150
            Ser 2003 B (MBIA)
            Triborough Bridge & Tunnel Authority, New York,
    3,000       Refg Ser 2002 B                                                  5.25        11/15/19            3,303,780
    3,000       Ser 2001 A                                                       5.00        01/01/32            3,181,080
    1,500   Rhode Island Economic Development Corporation, Airport               5.00        07/01/21            1,561,830
    -----   Refg Ser A 2004 A (AMT) (FSA)                                                                        ---------
   50,650                                                                                                       54,998,678
   ------                                                                                                       ----------

            Water & Sewer Revenue (25.1%)
    5,000   Los Angeles Department of Water & Power, California, Water           5.00        07/01/23            5,296,850
            2004 Ser C (MBIA)
    4,240   San Diego County Water Authority, California,                        5.00        05/01/29            4,493,255
            Ser 2004 A COPs (FSA)
            De Kalb County, Georgia,
    1,000       Water & Sewer Ser A                                              5.00        10/01/21            1,065,840
    1,200       Water & Sewer Ser A                                              5.00        10/01/23            1,273,860
    3,000   Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC)             5.25        01/01/35            3,242,400
    4,000   Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)            5.50        07/01/19            4,394,160
    3,000   Manchester, New Hampshire, Manchester Water Works Ser 2003           5.00        12/01/34            3,136,050
            (FGIC)
    3,000   New York City Municipal Water Finance Authority, New York,           5.00        06/15/28            3,178,350
            2005 Ser B (Ambac)
    4,565   Grand Strand Water & Sewer Authority, South Carolina,               5.375        06/01/19            5,021,592
            Refg Ser 2002 (FSA)
            Houston, Texas,
    5,000       Combined Utility First Lien Refg 2004 Ser A (MBIA)               5.25        05/15/25            5,395,750
    5,000       Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                      5.50        12/01/16            5,532,400
    4,000   Tarrant County Regional Water District, Texas, Refg & Impr Ser       5.25        03/01/17            4,379,120
            2002 (FSA)
    3,000   West Harris County Regional Water Authority, Texas, Water
            Ser 2005 (FSA)                                                       5.00        12/15/24            3,173,580
    4,000   Norfolk, Virginia, Water Ser 1993 (Ambac)                           5.375        11/01/23            4,022,840
            Prince William County Service Authority, Virginia,
    3,000       Water & Sewer Refg Ser 2003                                      5.00        07/01/19            3,252,570
    2,000       Water & Sewer Refg Ser 2003                                      5.00        07/01/21            2,154,760
    -----                                                                                                        ---------
   55,005                                                                                                       59,013,377
   ------                                                                                                       ----------

            Other Revenue  (6.9%)
    5,000   California Economic Recovery Ser 2004 A                              5.00        07/01/16            5,360,550
    3,000   New Jersey Economic Development Authority, Cigarette Tax             5.75        06/15/29            3,218,430
            Ser 2004 #
    6,000   Tobacco Settlement Financing Corporation, New York,
            State Contingency Ser 2003 C-1                                       5.50        06/01/21            6,598,020
    1,000   Tobacco Settlement Financing Corporation, Virginia,
    -----   State Contingency Asset-Backed Ser 2005                             5.625        06/01/37            1,055,750
    15,000                                                                                                       ---------
    ------                                                                                                      16,232,750
                                                                                                                ----------

            Refunded (0.7%)
    1,500   Arizona Transportation Board, Ser 2002 B                             5.25        07/01/12+           1,659,600
    -----                                                                                                        ---------

  305,940   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $305,389,015)                                               321,928,749
   ------                                                                                                      -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.6%)
      300   Idaho Health Facilities Authority, St Luke's Regional
            Medical Center Ser 2000 (FSA) (Demand 08/01/05)                      2.24  *     07/01/35              300,000
    3,500   Philadelphia Hospitals & Higher Education Facilities Authority,      2.31  *     07/01/22            3,500,000
    -----   Children's Hospital of Philadelphia Ser 2002 A (Demand 08/01/05)                                     ---------
    3,800   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,800,000)                                  3,800,000
    -----                                                                                                        ---------
 $309.740   TOTAL INVESTMENTS (Cost $309,189,015) (a) (b)                138.7%                                325,728,749
 ========

            OTHER ASSETS IN EXCESS OF LIABILITIES                          2.6                                   6,153,505
            PREFERRED SHARES OF BENEFICIAL INTEREST                      (41.3)                                (97,096,453)
                                                                         ------                               ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 100.0%                               $234,785,801
                                                                         ======                               ============

-------------
  Note:    The categories of investments are shown as a percentage of net assets applicable to shareholders.

   AMT     Alternative Minimum Tax.
   COPs    Certificates of Participation.
  RITES    Residual Interest Tax-Exempt Securities (Illiquid securities).
   ROLS    Reset Option Longs (Illiquid securities).
    WI     Security purchased on a when-issued basis.
    #      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $52,500.
  [+/+]    Current coupon rate for inverse floating rate municipal obligation.
           This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $7,074,840 which represents 3.0% of net assets applicable to common shareholders.
    +      Prerefunded to call date shown.
    ++     Currently a zero coupon security; will convert to 5.00% on October 1,
           2013.
   +++     Currently a zero coupon security; will convert to 5.75% on June 15,
           2017.
    *      Current coupon of variable rate demand obligation.
   (a)     Securities have been designated as collateral in an amount equal to
           $11,886,383 in connection with open futures contracts and the purchase of a when-issued security.
   (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,541,391 and the aggregate gross unrealized depreciation is $1,657, resulting in net unrealized appreciation of
           $16,539,734.

Bond Insurance:
---------------
     Ambac      Ambac Assurance Corporation.
     FGIC       Financial Guaranty Insurance Company.
      FSA       Financial Security Assurance Inc.
     MBIA       Municipal Bond Investors Assurance Corporation.
     XLCA       XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2005:

                                 DESCRIPTION,
NUMBER OF                       DELIVERY MONTH             UNDERLYING FACE        UNREALIZED
CONTRACTS    LONG/SHORT            AND YEAR                AMOUNT AT VALUE       APPRECIATION
---------    ----------            --------                ---------------       ------------

    75          Short      U.S. Treasury Note 5 yr
                                September/2005              $(8,040,235)           $119,911
    15          Short      U.S. Treasury Note 10yr
                                September/2005               (1,664,766)             22,224
                                                                                 ------------
                           Total unrealized appreciation ..................        $142,135
                                                                                 ============

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments

Alabama                                                                 0.7%
Alaska                                                                  1.2
Arizona                                                                 2.9
California                                                             12.9
Colorado                                                                1.6
Florida                                                                 3.8
Georgia                                                                 5.6
Hawaii                                                                  5.6
Idaho                                                                   0.1
Illinois                                                                4.8
Kansas                                                                  0.8
Maine                                                                   0.2
Maryland                                                                3.7
Missouri                                                                2.7
Nebraska                                                                1.6
Nevada                                                                  2.4
New Hampshire                                                           1.0
New Jersey                                                              2.7
New York                                                                7.0
North Carolina                                                          1.9
Ohio                                                                    1.7
Pennsylvania                                                            2.7
Puerto Rico                                                             0.5
Rhode Island                                                            0.5
South Carolina                                                          5.2
Tennessee                                                               1.6
Texas                                                                   8.2
Utah                                                                    0.8
Virginia                                                                6.6
Washington                                                              0.6
West Virginia                                                           1.5
Wisconsin                                                               6.9
                                                                        ---
                              Total+                                  100.0%
                                                                      ======
-----------

+   Does not include open short futures contracts with an underlying face amount of $9,705,001 with unrealized appreciation of $142,135.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.  I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
    Securities;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

    (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b)   Omitted;

    (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.  I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
    Securities;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

    (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b)   Omitted;

    (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                        5